Operations	12 Months Ended
Sep. 29, 2012
Operations
1.	Operations

Hologic, Inc. (the “Company” or “Hologic”) develops, manufactures and distributes premium diagnostics, medical imaging systems and surgical products dedicated to serving the healthcare needs of women. The Company’s core business segments are focused on breast health, diagnostics, GYN surgical and skeletal health.

On August 1, 2012, the Company completed the acquisition of Gen-Probe Incorporated (“Gen-Probe”), which resulted in the Company significantly expanding its suite of molecular diagnostic products. Gen-Probe develops, manufactures and markets rapid, accurate and cost effective molecular diagnostics products and services that are used primarily to diagnose human diseases, screen donated blood, and test transplant compatibility. Gen-Probe’s results of operations are reported within the Company’s diagnostics reportable segment. The Company’s acquisition of Gen-Probe is more fully described in Note 3. In connection with the acquisition, the Company borrowed $3.5 billion in aggregate principal to fund a portion of the purchase price, which is described in Note 5.